GREAT-WEST FUNDS, INC.
Great-West Inflation-Protected Securities Fund
Institutional Class Ticker: MXIOX
Investor Class Ticker: MXIHX
(the “Fund”)
Supplement dated March 25, 2022 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2021, as supplemented
Effective March 31, 2022 (“Effective Date”), Matthew Kaiser will no longer serve as a portfolio manager of the Fund. As of the Effective Date, all references to Mr. Kaiser in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.
In addition, on the Effective Date, Jon Calluzzo will be added as a portfolio manager to the Fund. Accordingly, on the Effective Date the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
Under the header “Fund Summary”, in the section entitled “Portfolio Managers” of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Name	Title	Portfolio Manager of Fund Since
Jon Calluzzo	Vice President	2022
Peter Stone	Managing Director	2020
Under the “GSAM” sub-section of the “Sub-Adviser” section of the Prospectus, the following paragraph is hereby incorporated:
•Jon Calluzzo, Vice President, has served as portfolio manager of the Fund since 2022 and joined GSAM in 2016.
Under the “Other Accounts Managed” sub-section of the “Goldman Sachs Asset Management, L.P.” section of the SAI, the table for the Fund related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Asset ($m)	Number of Accounts	Total Asset ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Jon Calluzzo*	37	$18,626	29	$22,193	4,134	$315,684	0	$0	18	$2,033	7	$6,399
Peter Stone	40	$25,540	102	$37,287	6,094	$329,323	0	$0	34	$11,281	27	$15,474
* The information provided is as of December 31, 2021.
Under the “Ownership of Securities” sub-section of the “Goldman Sachs Asset Management, L.P.” section of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:
The portfolio managers did not own any shares of the Fund as of March 31, 2022.
This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 30, 2021, as supplemented.
Please keep this Supplement for future reference.